Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Equipment sales		$ 178,836	$ 178,772	$ 142,839
Non-subscriber international long distance and other revenues		14,644	16,507	13,638
Total revenues		776,810	763,416	679,260
Operating expenses
Cost of service, exclusive of depreciation, amortization and accretion shown separately		214,682	212,695	197,340
Cost of equipment sales		197,685	197,861	154,552
Sales and marketing		103,348	104,468	99,187
General and administrative		121,410	102,260	92,098
Depreciation, amortization and accretion		106,909	105,456	93,084
Loss on disposal and abandonment of assets		682	609	2,252
Total operating expenses		744,716	723,349	638,513
Operating income		32,094	40,067	40,747
Other (expenses) income
Interest expense		(59,754)	(69,055)	(62,335)
Change in fair value of warrant liability		9,053
Debt modification and extinguishment costs		(6,689)	(3,802)
Other, net		3,419	(133)	(4,268)
Total other expenses, net		(53,971)	(72,990)	(66,603)
Loss from continuing operations before income taxes		(21,877)	(32,923)	(25,856)
Income tax expense		(8,181)	(7,642)	(15,211)
Loss from continuing operations		(30,058)	(40,565)	(41,067)
(Loss) gain from discontinued operations, net of tax			50,303	(9,738)
Net (loss) income		(30,058)	9,738	(50,805)
Less: Net loss (income) attributable to noncontrolling interests and prior controlling interest		14,721	(9,738)	50,805
Net loss attributable to Trilogy International Partners Inc.		(15,337)
Comprehensive (loss) income
Net (loss) income		(30,058)	9,738	(50,805)
Other comprehensive (loss) income:
Foreign currency translation adjustments		3,198	1,816	(18,846)
Net (loss) gain on derivatives and short-term investments		106	710	1,302
Other comprehensive (loss) income		3,304	2,526	(17,544)
Comprehensive (loss) income		(26,754)	12,264	(68,349)
Comprehensive loss (income) attributable to noncontrolling interests and prior controlling interest		9,928	(12,264)	68,349
Comprehensive loss attributable to Trilogy International Partners Inc.		$ (16,826)
Net loss attributable to Trilogy International Partners Inc. per share:
Basic (see Note 14 - Earnings per Share)	[1]	$ (0.34)
Diluted (see Note 14 - Earnings per Share)	[1]	$ (0.41)
Weighted average common shares:
Basic		44,692,369
Diluted		81,750,658
Wireless Service
Revenues
Service revenues		$ 526,199	524,740	503,426
Total revenues		526,199	524,740	503,426
Wireline Service
Revenues
Service revenues		57,131	43,397	19,357
Total revenues		$ 57,131	$ 43,397	$ 19,357

[1]	For the period from February 7, 2017 through December 31, 2017